UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2005

Check here if Amendment / /; Amendment Number:________

    This Amendment (Check only one.):   / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Scepter Holdings, Inc.
Address: c/o Q, 301 Commerce Street, Suite 3200, Fort Worth, Texas 76102

Form 13F File Number: 28-10108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Brandon Teague
Title: Director of Trading
Phone: 972-237-2922

Signature, Place, and Date of Signing:

       /s/ Brandon Teague            Fort Worth, Texas     May 10, 2005
       --------------------------   ---------------------  ---------------------
       [Signature]                     [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 29

Form 13F Information Table Value Total: $311,275 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.               Form 13F File Number      Name
    1                 28-10109                  Amalgamated Gadget, L.P.
    2                 28-10277                  Geoffrey Raynor

                           FORM 13F INFORMATION TABLE

       COLUMN 1               COLUMN 2          COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6   COLUMN 7      COLUMN 8

                                                                      Shares or
                                                  CUSIP     Value     Principal   SH/  Put/ Investment   Other   Voting Authority
Name of Issuer                Title of Class     Number    (X$1000)    Amount     PRN  Call Discretion  Managers Sole   Shared  None
--------------                --------------     ------    --------    ------     ---  ----  ---------  -------- ----  ------ ----
AMR CORP                      NOTE 4.500% 2/1   001765BB1   9,772     13,500,000  PRN        DEFINED    1, 2  13,500,000
AMERICAN TOWER CORP           NOTE 5.000% 2/1   029912AF9  28,784     29,075,000  PRN        DEFINED    1, 2  29,075,000
CALPINE CORP                  COM               131347106  44,436     15,870,000   SH        DEFINED    1, 2  15,870,000
CENTILLIUM COMMUNICATIONS IN  COM               152319109   6,662      2,602,538   SH        DEFINED    1, 2   2,602,538
CENVEO INC                    COM               15670S105  11,386      2,018,800   SH        DEFINED    1, 2   2,018,800
CHESAPEAKE ENERGY CORP        COM               165167107   1,097         50,000   SH        DEFINED    1, 2      50,000
CIENA CORP                    COM               171779101   1,720      1,000,000   SH        DEFINED    1, 2   1,000,000
COLLINS & AIKMAN CORP NEW     COM NEW           194830204   4,598      3,738,000   SH        DEFINED    1, 2   3,738,000
COMSYS IT PARTNERS INC        COM               20581E104  12,495        925,569   SH        DEFINED    1, 2     925,569
CONEXANT SYSTEMS INC          COM               207142100   8,010      5,339,800   SH        DEFINED    1, 2   5,339,800
CONSECO INC                   COM NEW           208464883     511         25,000   SH        DEFINED    1, 2      25,000
DELTA AIR LINES INC DEL       NOTE 8.000% 6/0   247361YP7   8,416     21,000,000  PRN        DEFINED    1, 2  21,000,000
DOUBLECLICK INC               COM               258609304  15,400      2,000,000   SH        DEFINED    1, 2   2,000,000
EXIDE TECHNOLOGIES            *W EXP 99/99/999  302051123      26         14,703   SH        DEFINED    1, 2      14,703
HAYES LEMMERZ INTL INC        COM NEW           420781304  11,435      2,199,002   SH        DEFINED    1, 2   2,199,002
ITC DELTACOM INC              COM NEW           45031T401     970      1,227,386   SH        DEFINED    1, 2   1,227,386
MAGELLAN HEALTH SVCS INC      COM NEW           559079207  17,025        500,000   SH        DEFINED    1, 2     500,000
METHANEX CORP                 COM               59151K108     777         40,000   SH        DEFINED    1, 2      40,000
MPOWER HOLDING CORP           COM NEW           62473L309     551        382,864   SH        DEFINED    1, 2     382,864
NATIONAL R V HLDGS INC        COM               637277104   4,708        463,400   SH        DEFINED    1, 2     463,400
NORTHWEST AIRLS CORP          FRNT 6.625% 5/1   667280AC5  11,175     16,800,000  PRN        DEFINED    1, 2  16,800,000
NORTHWEST AIRLS CORP          NOTE 7.625% 11/1  667280AE1     577      1,000,000  PRN        DEFINED    1, 2   1,000,000
PRIMUS TELECOMMUNICATIONS GR  COM               741929103     574        365,858   SH        DEFINED    1, 2     365,858
RES-CARE INC                  COM               760943100  14,105      1,127,500   SH        DEFINED    1, 2   1,127,500
ROYAL CARIBBEAN CRUISES LTD   NOTE 2/0          780153AK8  21,306     40,500,000  PRN        DEFINED    1, 2  40,500,000
ROYAL CARIBBEAN CRUISES LTD   NOTE 5/1          780153AM4  72,587    103,300,000  PRN        DEFINED    1, 2 103,300,000
TESORO CORP                   COM               881609101     926         25,000   SH        DEFINED    1, 2      25,000
UAL CORP                      COM               902549500     305        314,000   SH        DEFINED    1, 2     314,000
WILLIAMS COS INC DEL          COM               969457100     941         50,000   SH        DEFINED    1, 2      50,000